Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2014 and 2015:

	2014	2015
	(in billions of yen)
Interest-bearing deposits in other banks	38	35
Trading account assets	10,271	8,462
Investments	13,353	10,432
Loans	8,796	6,881
Other assets	677	945

Total	33,135	26,755

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2014 and 2015 are summarized below:

	2014	2015
	(in billions of yen)
Deposits	878	773
Call money and funds purchased	1,708	1,265
Payables under repurchase agreements	6,884	7,862
Payables under securities lending transactions	6,237	2,339
Other short-term borrowings	405	510
Long-term debt	5,632	5,113

Total	21,744	17,862